RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statement of Stockholders' Equity (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' equity	$ 912,283	$ 980,141	$ 1,065,825	$ 829,949	$ 193,526	$ 195,508	$ 186,240	$ 41,856
As Previously Reported
Stockholders' equity		987,476	1,078,935	880,804		(188,479)		(31,206)
Adjustments
Stockholders' equity		(7,335)	$ (13,110)	$ (50,855)
Additional Paid-in Capital
Stockholders' equity	1,592,716	1,540,037			415,953	383,961	284,779	76,107
Additional Paid-in Capital | As Previously Reported
Stockholders' equity		1,560,820				0		3,065
Additional Paid-in Capital | Adjustments
Stockholders' equity		(20,783)
Accumulated Deficit
Stockholders' equity	$ (680,398)	(560,174)			$ (222,454)	(188,480)	$ (98,565)	(34,272)
Accumulated Deficit | As Previously Reported
Stockholders' equity		(573,622)				$ (188,480)		$ (34,272)
Accumulated Deficit | Adjustments
Stockholders' equity		$ 13,448